Statement of Stockholders' Equity (Deficit) (USD $)	Common Stock Number of Shares	Common Stock Amount	Additional Paid-In Capital USD ($)	Deficit Accumulated During Exploration Stage USD ($)	Total Stockholders' Equity (Deficit) USD ($)
Balance at Oct. 30, 2012	0
Common stock issued for cash.	3,000,000	300	(299)		1
Net loss				$ (23,391)	$ (23,391)
Balance at Jan. 31, 2013	3,000,000	300	(299)	(23,391)	(23,390)
Reverse acquisition adjustment	66,000,000	6,600	(52,692)		(46,092)
Issuance of common stock for cash at $0.25 per share on April 8, 2013	2,000,000	200	499,800		500,000
Shares returned to treasury and cancelled on April 19, 2013	(6,000,000)	(600)	600
Issuance of common shares for acquisition of mineral properties valued at $0.25 per share on April 19, 2013	3,000,000	300	749,700		750,000
Common shares issued for future director services on May 13, 2013	750,000	75	607,425		607,500
Common shares issued for future director services on May 13, 2013			(607,500)		(607,500)
Common stock issued for future director services on May 13, 2013 and earned during the period			151,875		151,875
Common stock issued for future public relation services on January 17, 2014	2,000,000	200	179,800		180,000
Common stock issued for future public relation services on January 17, 2014			(180,000)		(180,000)
Common stock issued for future public relation services on January 17, 2014 and earned during the period			7,500		7,500
Common stock issued for investor relations services provided on January 31, 2014	42,799	4	3,496		3,500
Common stock issued for future director services on January 31, 2014	750,000	75	56,175		56,250
Common stock issued for future director services on January 31, 2014			(56,250)		(56,250)
Net loss				$ (1,481,142)	$ (1,481,142)
Balance at Jan. 31, 2014	71,542,799	7,154	1,359,630	(1,504,533)	(137,749)